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                                                           [LOGO OF] MetLife(R)

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

July 5, 2011

VIA EDGAR TRANSMISSION
______________________

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: First MetLife Investors Insurance Company and
    First MetLife Investors Variable Annuity Account One
    File Nos. 333-137969/811-08306
    (PrimElite IV)
    Rule 497(j) Certification
    ______________________________

Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated July 2, 2011 to the Prospectus dated May 1, 2011 (as supplemented) being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement contained in Post-Effective Amendment No. 10 for the Account filed electronically with the Commission on July 1, 2011.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/John M. Richards
___________________
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company